PREPAYMENTS AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

NOTE 3 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Prepayments	$2,345,959	$376,746
Other current assets	6,769	7,062
Total prepayments and other receivables	$2,352,728	$383,808

As of September 30, 2021 and December 31, 2020, the balance of $2,345,959 and $376,746, respectively, represented the advanced payments to suppliers.

NOTE 5 – PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Prepayments	$376,746	$7,185
Other current assets	7,062	-
	$383,808	$7,185

As of December 31, 2020 and 2019, the balance of $376,746 and $7,185, respectively, represented the advanced payments to suppliers.